FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

16.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Pengrowth’s financial instruments are composed of accounts receivable, other assets, accounts payable, risk management assets and liabilities, remediation trust fund, finance lease obligation, bank indebtedness and long term debt, as applicable.
Details of Pengrowth’s significant accounting policies for recognition and measurement of financial instruments are disclosed in Note 2 to the December 31, 2018 audited Consolidated Financial Statements.
RISK MANAGEMENT OVERVIEW
Pengrowth has exposure to certain market risks related to volatility in commodity, differential and power prices, interest rates and foreign exchange rates. Derivative instruments are used to manage exposure to these risks, as applicable. Pengrowth’s policy is not to utilize financial instruments for trading or speculative purposes.
The Board of Directors and management have overall responsibility for the establishment of risk management strategies and objectives. Pengrowth’s risk management policies are established to identify the risks faced by Pengrowth, to set appropriate risk limits, and to monitor adherence to risk limits. Risk management policies are reviewed regularly to reflect changes in market conditions and Pengrowth’s activities.
MARKET RISK
Market risk is the risk that the fair value, or future cash flows of financial assets and liabilities, will fluctuate due to movements in market prices. Market risk is composed of commodity, differential and power price risk, foreign currency risk and interest rate risk, as applicable.
Commodity Price Risk
Pengrowth is exposed to commodity price risk as prices for oil and gas products fluctuate in response to many factors including local and global supply and demand, weather patterns, pipeline transportation and the impact on differentials, political stability and economic factors. Commodity price fluctuations are an inherent part of the oil and gas business. Pengrowth mitigates some of the exposure to commodity price risk to provide a level of stability to operating cash flow. Pengrowth may utilize financial and physical delivery contracts to fix the commodity price associated with a portion of its future production. The use of forward and futures contracts are governed by formal policies and is subject to limits established by the Board of Directors. The Board of Directors and management may re-evaluate these limits as needed in response to specific events such as market activity, additional leverage, acquisitions, divestments or other transactions where Pengrowth’s capital structure may be subject to more risk from commodity prices.
Commodity Price Contracts
As at December 31, 2018, Pengrowth had the following financial contracts outstanding:

Financial Crude Oil Contracts:
Swaps
Differentials
Reference point	Term	Volume of dilbit (bbl/d)	Price per bbl (U.S.$)
Western Canada Select	2019	5,000	WTI less $20.88

Financial Risk Management Contracts Sensitivity to Commodity Prices as at December 31, 2018

Oil differentials	Cdn$1 decrease in future oil differential	Cdn$1 increase in future oil differential
Increase (decrease) to fair value of financial differential risk management contracts	($1.3)	$1.3

Physical Delivery Contracts
As at December 31, 2018, physical delivery contracts were held for the purpose of delivery of non-financial items in accordance with Pengrowth's expected sales requirements. The prices per bbl, as per the table below, include an apportionment protection fee to guarantee flow assurance in the event export pipelines are restricted. Physical delivery contracts are not considered financial instruments and therefore, no asset or liability has been recognized in the Consolidated Financial Statements.

Reference point	Volume of dilbit (bbl/d)	Term	Price per bbl (U.S.$)
Western Canada Select	2,500	2019	WTI less $17.95
Western Canada Select	2,500	2019	WTI less $23.60 - $26.35
Western Canada Select	5,000	2019	WTI less $17.70 - $20.45
Western Canada Select	2,500	Feb. 1, 2019 - Feb. 1, 2020	WTI less $20.40 - $23.40

Pengrowth has also entered into a secured term sale agreement at Hardisty for an additional 5,000 bbl/d of dilbit for 2019 that are 100 percent apportionment protected. Pengrowth will settle at the monthly WCS Index less an apportionment protection fee of U.S.$2.00/bbl.
Foreign Exchange Risk
Pengrowth is exposed to foreign currency fluctuations as crude oil and natural gas prices received are referenced to U.S. dollar denominated prices.
Pengrowth is exposed to foreign currency fluctuation on the U.S. dollar and U.K. pound sterling denominated senior unsecured notes for both interest and principal payments. Pengrowth has mitigated some of this risk by entering into a series of futures and swap contracts in order to fix the foreign exchange rate on a portion of the U.S. dollar and the U.K. pound sterling denominated senior unsecured notes.
Foreign Exchange Contracts Associated with U.K. Pound Sterling Denominated Term Debt
Pengrowth entered into a foreign exchange risk management contract when it issued the U.K. pound sterling term debt. This contract fixes the Canadian dollar to the U.K. pound sterling exchange rate on the interest and principal of the U.K. pound sterling denominated debt as follows:

Principal amount (U.K. pound sterling millions)	Swapped amount (U.K. pound sterling millions)	% of principal swapped (1)	Fixed rate (Cdn$1 = U.K. pound sterling)
12.1	15.0	124%	0.63

(1)	Exceeds 100 percent as swaps were not liquidated when a portion of the principal amount of term note was early repaid in 2017.
Foreign Exchange Contracts Associated with U.S. Dollar Denominated Term Debt
A series of swap contracts were transacted in order to fix the foreign exchange rate on a portion of Pengrowth’s U.S. dollar denominated term debt. Each swap requires Pengrowth to buy U.S. dollars at a predetermined rate and time based upon the maturity dates of the U.S. denominated term debt.

Principal amount (U.S.$ millions)	Swapped amount (U.S.$ millions)	% of principal swapped	Average fixed rate (Cdn$1 = U.S.$)
366.3	255.0	70%	0.75

In March 2017, U.S.$300 million of foreign exchange swap contracts settled in tandem with the U.S.$300 million prepayment of a portion of the U.S.$400 million senior unsecured notes due July 26, 2017. This resulted in a Cdn$2.8 million realized foreign exchange loss in the first quarter of 2017.
In October 2017, U.S.$365 million of foreign exchange swap contracts settled along with the U.S.$265 million prepayment of the term notes due August 21, 2018 and additional prepayments of the remaining outstanding U.S. term notes. This resulted in a Cdn$34.8 million realized foreign exchange loss in the fourth quarter of 2017.
Foreign Denominated Term Debt Sensitivity to Foreign Exchange Rate
The following table summarizes the sensitivity on a pre-tax basis, of a change in the foreign exchange rate related to the translation of the foreign denominated term debt and the offsetting change in the fair value of the foreign exchange risk management contracts relating to that debt, holding all other variables constant:

	Cdn$0.01 Exchange rate change
Foreign exchange sensitivity as at December 31, 2018	Cdn - U.S.	Cdn - U.K.
Unrealized foreign exchange gain or loss on foreign denominated debt	$3.7	$0.1
Unrealized foreign exchange risk management gain or loss	(2.6)	(0.1)
Net pre-tax impact on Consolidated Statements of Income (Loss)	$1.1	$—

Interest Rate Risk
Pengrowth is exposed to interest rate risk on any outstanding balances on the Canadian dollar revolving Credit Facility.
Interest Rate Sensitivity - Bank Interest Cost
As at December 31, 2018, Pengrowth had $714.6 million of current and non-current long term debt (December 31, 2017 - $610.5 million) of which $173.5 million was based on floating interest rates (December 31, 2017 - $109.0 million). An increase of 1 percent in interest rates would increase pre-tax interest expense by approximately $1.7 million for the year ended December 31, 2018 (December 31, 2017 - $1.1 million), assuming the amount was outstanding for the entire period.
Summary of Gains and Losses on Risk Management Contracts
Pengrowth’s risk management contracts are recorded on the Consolidated Balance Sheets at their estimated fair value and split between current and non-current assets and liabilities on a contract by contract basis, netted by counterparty. Realized and unrealized gains and losses are included in the Consolidated Statements of Income (Loss).
The following tables provide details of the fair value of risk management contracts that appear on the Consolidated Balance Sheets and the unrealized and realized gains and losses on risk management recorded in the Consolidated Statements of Income (Loss).

As at and for the year ended December 31, 2018	Commodity contracts (1)	Foreign exchange contracts (2)	Total
Current portion of risk management assets	$—	$3.5	$3.5
Non-current portion of risk management assets	—	4.5	4.5
Current portion of risk management liabilities	(4.2)	—	(4.2)
Risk management assets (liabilities), end of year	($4.2)	$8.0	$3.8
Less: Risk management assets (liabilities) at beginning of year	(39.8)	(16.9)	(56.7)
Unrealized gain (loss) on risk management contracts for the year	$35.6	$24.9	$60.5
Realized gain (loss) on risk management contracts for the year	(67.5)	—	(67.5)
Total unrealized and realized gain (loss) on risk management contracts for the year	($31.9)	$24.9	($7.0)

As at and for the year ended December 31, 2017	Commodity contracts (1)	Foreign exchange contracts (2)	Total
Non-current portion of risk management assets	$—	$1.9	$1.9
Current portion of risk management liabilities	(39.8)	(0.2)	(40.0)
Non-current portion of risk management liabilities	—	(18.6)	(18.6)
Risk management assets (liabilities), end of year	($39.8)	($16.9)	($56.7)
Less: Risk management assets (liabilities) at beginning of year	(54.0)	(2.7)	(56.7)
Unrealized gain (loss) on risk management contracts for the year	$14.2	($14.2)	$—
Realized gain (loss) on risk management contracts for the year	(19.8)	(37.6)	(57.4)
Total unrealized and realized gain (loss) on risk management contracts for the year	($5.6)	($51.8)	($57.4)

(1)	Unrealized and realized gains and losses are presented as separate line items in the Consolidated Statements of Income (Loss).

(2)	Unrealized and realized gains and losses are included under Foreign exchange (gain) loss in the Consolidated Statements of Income (Loss). See Note 17.

Fair Value
The fair value of cash and cash equivalents, accounts receivable, remediation trust fund, prepaid tax assessment, accounts payable and bank indebtedness approximate their carrying amount due to the short-term nature of those instruments. The fair value of the Canadian dollar term Credit Facility, as applicable, is equal to its carrying amount as the facility bears interest at floating rates and credit spreads within the facility are indicative of market rates. The fair value of the remediation trust fund is equal to its carrying amount as this asset is carried at its estimated fair value. The following tables provide fair value measurement information for other financial assets and liabilities.

			Fair value measurements using:
As at December 31, 2018	Carrying amount	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets
Remediation trust fund	$98.0	$98.0	$98.0	$—	$—
Fair value of risk management contracts	8.0	8.0	—	8.0	—

Financial Liabilities
U.S. dollar denominated term notes	499.5	533.2	—	533.2	—
Cdn dollar term notes	20.5	22.3	—	22.3	—
U.K. pound sterling denominated term notes	21.1	21.4	—	21.4	—
Fair value of risk management contracts	4.2	4.2	—	4.2	—

			Fair value measurements using:
As at December 31, 2017	Carrying amount	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets
Remediation trust fund	$111.6	$111.6	$111.6	$—	$—
Fair value of risk management contracts	1.9	1.9	—	1.9	—

Financial Liabilities
U.S. dollar denominated term notes	460.4	509.5	—	509.5	—
Cdn dollar term notes	20.5	22.8	—	22.8	—
U.K. pound sterling denominated term notes	20.6	21.7	—	21.7	—
Fair value of risk management contracts	58.6	58.6	—	58.6	—

Level 1 Fair Value Measurements
Financial assets and liabilities are recorded at fair value based on quoted prices in active markets.
Level 2 Fair Value Measurements
Risk management contracts - the fair value of the risk management contracts is based on commodity and foreign exchange curves that are readily available or, in their absence, third-party market indications and forecasts priced on the last trading day of the applicable period.
Derivative contracts are recorded at fair value on the Consolidated Balance Sheets as current or long-term assets or liabilities, based on their values on a contract by contract basis, netted by counterparty. The derivative contracts fair values are all considered level 2 under the fair value hierarchy.
The fair value of the term notes is determined based on the risk free interest rate on government debt instruments of similar maturities, adjusted for estimated credit risk, industry risk and market risk premiums.
CREDIT RISK
Credit risk is the risk of financial loss to Pengrowth if a counterparty to a financial instrument fails to meet its contractual obligations. A significant portion of Pengrowth’s accounts receivable are with customers in the oil and gas industry and are subject to normal industry credit risks. Uncertainty in the credit markets, should it exist, may restrict the ability of Pengrowth’s normal business counterparties to meet their obligations to Pengrowth. Additional credit risk could exist where little or none previously existed. Pengrowth manages its credit risk by performing a credit review on each marketing counterparty and following a credit practice that limits transactions according to the counterparty’s credit rating as assessed by Pengrowth. In addition, Pengrowth may require letters of credit or parental guarantees from certain counterparties to mitigate some of the credit risk associated with the amounts owing by the counterparty. The use of financial swap agreements involves a degree of credit risk that Pengrowth manages through its credit policies which are designed to limit eligible counterparties to those with investment grade credit ratings or better. The carrying value of cash, accounts receivable, remediation trust fund, and risk management assets represents Pengrowth’s maximum credit exposure.
Pengrowth sells a significant portion of its oil and gas to a limited number of counterparties. In 2018, Pengrowth has 2 counterparties that individually account for more than 10 percent of annual revenue. All of the counterparties are large trading companies and subject to regular internal credit reviews.
The combined carrying amount of accounts receivable and fair value of derivative assets as at December 31, 2018 was $50.8 million (December 31, 2017 - $94.8 million), representing Pengrowth's maximum credit exposure. The Corporation’s credit provisions are represented by its loss allowance based on lifetime expected credit losses as at December 31, 2018 of $1.2 million (December 31, 2017 - $0.5 million). The amount of the loss allowance was determined based on historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The total amount of accounts receivables 90 days past due amounted to $5.9 million as at December 31, 2018 (December 31, 2017 - $17.5 million).
The accounts receivable is as follows:

	As at
	December 31, 2018	December 31, 2017
Trade	$42.8	$92.9

At December 31, 2018, $25.9 million of trade receivables was related to revenue and the remaining $16.9 million primarily comprise joint venture receivables and deferred proceeds from property dispositions.
LIQUIDITY RISK
Liquidity risk is the risk that Pengrowth will not be able to meet its financial obligations as they fall due. Pengrowth’s approach to managing liquidity is to ensure, as much as possible, that it will always have sufficient liquidity to meet its liabilities when due, under normal and stressed conditions. Management closely monitors cash flow requirements to ensure that it has sufficient cash on demand or borrowing capacity to meet operational and financial obligations over the next three years. Pengrowth maintains a secured $330.0 million revolving, committed term Credit Facility with a maturity date of March 31, 2019. Use of the remaining credit capacity is still subject to complying with the financial covenant as discussed in Note 7. Pengrowth’s term notes and term Credit Facilities are secured and equally ranked.
Pengrowth engaged Perella Weinberg Partners LP and Tudor, Pickering, Holt & Co ("PWP/TPH") as advisers to assist in exploring financing alternatives. On March 5, 2019, the Board of Directors commenced a formal process with PWP/TPH to explore and develop strategic alternatives (the “Strategic Review”) with a view to strengthening the Corporation's balance sheet and maximizing enterprise value. The Strategic Review is intended to explore a comprehensive range of strategic and transaction alternatives, including a sale, merger or other business combination; a disposition of all or certain assets of the Corporation; recapitalization and refinancing opportunities; sourcing new financing and equity capital; and other alternatives to improve the Corporation's financial position and maximize value. In addition to Pengrowth’s long-life, low-decline assets, the Corporation also has potentially attractive tax attributes that complement its strong base operations. Pengrowth and its advisers expect to actively explore market interest in potential transactions and strategic initiatives with a range of interested parties and capital market participants. There can be no guarantees as to whether the Strategic Review will result in a transaction or the terms or timing of any resulting transaction. Various industry risk factors, including a prolonged or significant decrease in WTI or WCS pricing, could impact the outcome of the Strategic Review Process, Pengrowth’s cash flow, and its ability to address its upcoming debt maturities. Refer to Note 1 for further discussion.
Pengrowth’s current and non-current financial liabilities are as follows:

As at December 31, 2018	Carrying amount	Contractual cash flows	Year 1	Year 2	Years 3-5	More than 5 years
Accounts payable	$72.7	$72.7	$72.7	$—	$—	$—
Commodity risk management contracts	4.2	4.2	4.2	—	—	—
Cdn dollar senior unsecured notes (1)	20.5	25.7	1.4	1.4	22.9	—
U.S. dollar denominated term notes (2)	499.5	619.5	70.7	152.5	169.0	227.3
U.K. pound sterling denominated term notes (2)	21.1	22.0	22.0	—	—	—
Cdn dollar term Credit Facility borrowings (1)	173.5	176.1	176.1	—	—	—
Finance leases	33.4	72.3	4.2	4.2	12.6	51.3
Other liabilities	1.7	1.7	0.1	0.1	—	1.5

(1)	Contractual cash flows include future interest payments.

(2)	Contractual cash flows include future interest payments and term notes calculated at December 31, 2018 period end exchange rate.

As at December 31, 2017	Carrying amount	Contractual cash flows	Year 1	Year 2	Years 3-5	More than 5 years
Accounts payable	$136.2	$136.2	$136.2	$—	$—	$—
Commodity risk management contracts	39.8	39.8	39.8	—	—	—
Cdn dollar senior unsecured notes (1)	20.5	27.1	1.4	1.4	24.3	—
U.S. dollar denominated term notes (2)	460.4	601.3	30.2	65.2	284.0	221.9
U.K. pound sterling denominated term notes (2)	20.6	22.6	1.1	21.5	—	—
Cdn dollar term Credit Facility borrowings (1)	109.0	117.6	6.9	110.7	—	—
Finance leases	34.2	76.8	4.4	4.2	12.6	55.6
Foreign exchange risk management contracts	18.8	20.8	0.2	4.3	16.3	—
Other liabilities	2.3	3.2	—	1.4	0.3	1.5

(1)	Contractual cash flows include future interest payments.

(2)	Contractual cash flows include future interest payments and term notes calculated at December 31, 2017 period end exchange rate.
FINANCIAL RISK MANAGEMENT CONTRACTS – GROSS AMOUNTS
Risk management contracts assets and liabilities are offset and the net amount presented in the Consolidated Balance Sheets when the Corporation has a legal right to offset the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.
The following table sets out gross amounts relating to risk management contracts assets and liabilities that have been presented on a net basis on the Consolidated Balance Sheets:

	As at
Gross amounts	December 31, 2018	December 31, 2017
Risk management contracts
Current asset	$3.5	$—
Non-current asset	4.5	1.9
Current liability	(4.2)	(40.0)
Non-current liability	—	(18.6)
	$3.8	($56.7)